Shareholder Report, Line Graph (Details) - USD ($)								2 Months Ended	3 Months Ended		8 Months Ended			9 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended		20 Months Ended			21 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended		32 Months Ended			33 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	44 Months Ended			48 Months Ended	50 Months Ended	51 Months Ended	56 Months Ended			60 Months Ended	62 Months Ended	63 Months Ended	68 Months Ended		72 Months Ended	74 Months Ended	80 Months Ended		84 Months Ended	86 Months Ended	92 Months Ended		96 Months Ended	98 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Dec. 20, 2022	Jan. 28, 2021	Jun. 25, 2020	Jan. 26, 2018	Aug. 04, 2017	Jan. 27, 2017	Sep. 30, 2015	Sep. 30, 2017	Mar. 31, 2023	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2018	Mar. 31, 2024	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2017	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000028918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class T Shares/JABAX)
Accumulated Value							$ 10,000									$ 10,592								$ 12,246								$ 13,953						$ 15,049						$ 16,908					$ 19,711				$ 16,741				$ 18,601			$ 23,446	$ 26,505
C000077654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class S Shares/JABRX)
Accumulated Value							10,000									10,568								12,184								13,850						14,897						16,697					19,412				16,448				18,226			22,915	25,840
C000077653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class R Shares/JDBRX)
Accumulated Value							10,000									10,540								12,124								13,746						14,748						16,488					19,124				16,160				17,862			22,404	25,200
C000114869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class N Shares/JABNX)
Accumulated Value							10,000									10,623								12,305								14,060						15,195						17,113					19,999				17,025				18,965			23,956	27,149
C000077652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class I Shares/JBALX)
Accumulated Value							10,000									10,610								12,285								14,027						15,152						17,051					19,910				16,937				18,847			23,791	26,931
C000083512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class D Shares/JANBX)
Accumulated Value							10,000									10,607								12,270								14,000						15,113						16,998					19,838				16,868				18,763			23,674	26,794
C000077651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,509								12,051								13,625						14,575						16,245					18,791				15,836				17,454			21,823	24,478
C000077650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,424									9,976								11,517								13,107						14,116						15,847					18,461				15,667				17,392			21,907	24,749
C000077655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									11,800								15,557								20,167						21,720						32,501					41,656				26,032				35,968			53,532	68,310
C000077656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									12,439								16,283								20,962						22,423						33,312					42,421				26,348				36,158			53,412	67,681
C000083513 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)
Accumulated Value							10,000									12,541								16,569								21,512						23,215						34,800					44,692				27,984				38,741			57,759	73,849
C000077657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)
Accumulated Value							10,000									12,558								16,603								21,579						23,299						34,945					44,889				28,123				38,949			58,090	74,295
C000177052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)
Accumulated Value						$ 10,000							$ 12,510									$ 16,267								$ 17,579							$ 26,386						$ 33,930					$ 21,270				$ 29,488				$ 44,019			$ 56,349
C000077658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)
Accumulated Value							10,000									12,507								16,464								21,299						22,894						34,190					43,740				27,287				37,634			55,902	71,207
C000028919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)
Accumulated Value							10,000									12,537								16,547								21,462						23,139						34,656					44,452				27,803				38,450			57,269	73,137
C000028923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)
Accumulated Value							10,000									11,502								13,993								16,590						17,688						18,741					24,080				20,650				24,533			31,177	36,578
C000077663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class S Shares/JADGX)
Accumulated Value							10,000									11,471								13,918								16,461						17,504						18,497					23,704				20,272				24,019			30,445	35,626
C000077662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)
Accumulated Value							10,000									11,444								13,848								16,329						17,315						18,246					23,322				19,888				23,497			29,699	34,666
C000114870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)
Accumulated Value					$ 10,000			$ 10,333									$ 12,279								$ 13,120								$ 13,933						$ 17,947						$ 15,423					$ 18,369				$ 23,396				$ 27,512
C000077661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class I Shares/JGINX)
Accumulated Value							10,000									11,521								14,037								16,670						17,804						18,892					24,309				20,877				24,845			31,619	37,151
C000083515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)
Accumulated Value							10,000									11,512								14,015								16,635						17,752						18,830					24,221				20,790				24,728			31,454	36,951
C000077660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,410								13,769								16,191						17,123						17,998					22,944				19,519				23,015			29,017	33,793
C000077659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									10,832								13,166								15,598						16,617						17,583					22,555				19,312				22,907			29,069	34,066
C000077669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									10,296								12,015								14,847						15,288						20,202					24,776				17,815				23,505			34,201	42,269
C000077670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,849								12,573								15,431						15,782						20,706					25,218				18,010				23,555			34,091	41,811
C000083517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class D Shares/JNRFX)
Accumulated Value							10,000									10,948								12,798								15,850						16,356						21,651					26,604				19,171				25,341			36,942	45,746
C000077671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class I Shares/JRAIX)
Accumulated Value							10,000									10,958								12,819								15,888						16,402						21,728					26,710				19,257				25,465			37,136	46,003
C000114872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class N Shares/JRANX)
Accumulated Value							10,000									10,961								12,836								15,917						16,447						21,803					26,826				19,354				25,614			37,385	46,349
C000177053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class R Shares/JRARX)
Accumulated Value						10,000							11,267									13,866								14,220							18,697						22,826					16,344				21,468				31,100			38,279
C000077672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class S Shares/JRASX)
Accumulated Value							10,000									10,909								12,712								15,684						16,127						21,269					26,035				18,686				24,605			35,730	44,077
C000028926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Research Fund (Class T Shares/JAMRX)
Accumulated Value							10,000									10,938								12,776								15,809						16,294						21,553					26,454				19,041				25,143			36,617	45,294
C000028933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class T Shares/JORNX)
Accumulated Value							10,000									10,570								13,307								14,659						14,581						15,758					20,982				17,130				20,635			27,456	31,668
C000077682 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class S Shares/JORIX)
Accumulated Value							10,000									10,553								13,245								14,529						14,387						15,483					20,526				16,677				20,007			26,521	30,470
C000077681 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class R Shares/JORRX)
Accumulated Value							10,000									10,523								13,180								14,408						14,234						15,272					20,188				16,374				19,587			25,897	29,699
C000114874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class N Shares/JSLNX)
Accumulated Value					10,000			10,314									11,381								11,349								12,300						16,410						13,432					16,208				21,621				24,994
C000077680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class I Shares/JORFX)
Accumulated Value							10,000									10,595								13,363								14,728						14,670						15,880					21,170				17,311				20,868			27,797	32,104
C000083520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class D Shares/JANRX)
Accumulated Value							10,000									10,577								13,316								14,677						14,603						15,798					21,055				17,211				20,737			27,628	31,895
C000077679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,474								13,067								14,264						14,042						15,025					19,808				16,018				19,099			25,207	28,794
C000077678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,422									9,948								12,508								13,757						13,659						14,746					19,607				15,990				19,230			25,574	29,473
C000077683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,426									9,687								10,765								12,596						13,699						15,891					22,537				16,505				19,618			26,170	28,857
C000077684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,202								11,263								13,083						14,141						16,290					22,954				16,679				19,700			26,084	28,583
C000083521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class D Shares/JACNX)
Accumulated Value							10,000									10,298								11,469								13,449						14,658						17,045					24,234				17,788				21,194			28,338	31,322
C000077685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class I Shares/JCONX)
Accumulated Value							10,000									10,305								11,489								13,482						14,702						17,109					24,325				17,862				21,288			28,467	31,481
C000114875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class N Shares/JCNNX)
Accumulated Value					10,000			10,241									12,020								13,120								15,286						21,749						15,986					19,072				25,539				28,267
C000077686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class R Shares/JCNRX)
Accumulated Value							10,000									10,236								11,337								13,187						14,269						16,470					23,230				16,933				20,028			26,593	29,199
C000077687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class S Shares/JCNIX)
Accumulated Value							10,000									10,265								11,394								13,297						14,431						16,698					23,626				17,261				20,478			27,257	29,999
C000028934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Contrarian Fund (Class T Shares/JSVAX)
Accumulated Value							10,000									10,287								11,455								13,414						14,611						16,980					24,108				17,675				21,041			28,105	31,037
C000028935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class T Shares/JAOSX)
Accumulated Value							10,000									10,267								12,496								12,796						12,346						13,449					17,992				14,114				17,222			20,932	24,200
C000077692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class S Shares/JIGRX)
Accumulated Value							10,000									10,244								12,431								12,700						12,225						13,281					17,721				13,864				16,874			20,457	23,588
C000077691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class R Shares/JDIRX)
Accumulated Value							10,000									10,215								12,369								12,601						12,096						13,108					17,451				13,616				16,529			19,989	22,988
C000114876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class N Shares/JDINX)
Accumulated Value							10,000									10,290								12,543								12,876						12,455						13,601					18,233				14,336				17,534			21,363	24,755
C000077690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class I Shares/JIGFX)
Accumulated Value							10,000									10,280								12,516								12,834						12,398						13,526					18,119				14,230				17,387			21,162	24,496
C000083522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class D Shares/JNOSX)
Accumulated Value							10,000									10,272								12,512								12,827						12,384						13,505					18,082				14,194				17,341			21,096	24,412
C000077689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,166								12,253								12,428						11,872						12,797					16,944				13,150				15,909			19,183	21,978
C000077688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									9,655								11,722								11,978						11,531						12,538					16,744				13,110				15,968			19,378	22,353
C000077722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,426									10,919								13,219								16,426						15,984						16,725					22,312				16,370				18,174			22,366	23,046
C000077723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,511								13,852								17,109						16,552						17,217					22,849				16,682				18,429			22,555	23,105
C000083530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class D Shares/JANIX)
Accumulated Value							10,000									11,618								14,113								17,594						17,170						18,024					24,125				17,759				19,781			24,418	25,246
C000077724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class I Shares/JSMGX)
Accumulated Value							10,000									11,624								14,125								17,620						17,204						18,065					24,188				17,808				19,844			24,502	25,332
C000114880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class N Shares/JGMNX)
Accumulated Value							10,000									11,639								14,157								17,675						17,275						18,158					24,338				17,934				20,007			24,726	25,595
C000077725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class R Shares/JGMRX)
Accumulated Value							10,000									11,551								13,947								17,281						16,767						17,489					23,271				17,019				18,845			23,119	23,751
C000077726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class S Shares/JGMIX)
Accumulated Value							10,000									11,582								14,020								17,412						16,934						17,709					23,619				17,323				19,223			23,639	24,353
C000028947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Triton Fund (Class T Shares/JATTX)
Accumulated Value							10,000									11,609								14,086								17,541						17,099						17,935					23,974				17,622				19,609			24,186	24,970
C000028950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class T Shares/JAVTX)
Accumulated Value							10,000									11,428								13,495								16,457						15,805						17,605					24,104				17,233				18,953			24,175	25,513
C000100478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class S Shares/JVTSX)
Accumulated Value							10,000									11,400								13,426								16,332						15,644						17,380					23,732				16,921				18,560			23,610	24,845
C000114881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class N Shares/JVTNX)
Accumulated Value							10,000									11,456								13,559								16,577						15,958						17,817					24,454				17,523				19,318			24,698	26,122
C000100477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class I Shares/JVTIX)
Accumulated Value							10,000									11,446								13,535								16,535						15,903						17,739					24,325				17,416				19,181			24,500	25,889
C000083533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class D Shares/JANVX)
Accumulated Value							10,000									11,441								13,523								16,511						15,871						17,699					24,260				17,363				19,118			24,412	25,789
C000100476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,330								13,264								16,042						15,280						16,884					22,917				16,246				17,674			22,388	23,397
C000100475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									10,760								12,689								15,459						14,828						16,498					22,566				16,115				17,703			22,557	23,770
C000077732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									10,088								12,022								13,573						13,767						15,793					20,102				15,358				19,187			26,266	31,282
C000077733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,627								12,585								14,119						14,228						16,217					20,503				15,563				19,296			26,202	30,960
C000083534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class D Shares/JANWX)
Accumulated Value							10,000									10,728								12,824								14,525						14,780						17,006					21,714				16,638				20,833			28,580	34,128
C000077734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class I Shares/JWWFX)
Accumulated Value							10,000									10,740								12,849								14,566						14,835						17,082					21,828				16,736				20,973			28,785	34,391
C000114882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class N Shares/JDWNX)
Accumulated Value					10,000			10,213									11,583								11,804								13,601						17,389						13,340					16,727				22,975				27,470
C000077735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class R Shares/JDWRX)
Accumulated Value							10,000									10,668								12,677								14,269						14,426						16,494					20,925				15,929				19,821			27,012	32,046
C000077736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class S Shares/JWGRX)
Accumulated Value							10,000									10,694								12,740								14,379						14,581						16,719					21,271				16,238				20,258			27,683	32,933
C000028951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Research Fund (Class T Shares/JAWWX)
Accumulated Value							10,000									10,722								12,806								14,491						14,734						16,938					21,605				16,538				20,689			28,353	33,823
C000028952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class T Shares/JAENX)
Accumulated Value							10,000									11,696								14,054								16,988						18,707						19,837					26,347				21,370				25,231			31,795	33,529
C000077741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class S Shares/JGRTX)
Accumulated Value							10,000									11,667								13,984								16,861						18,518						19,588					25,951				20,994				24,725			31,076	32,685
C000077740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class R Shares/JDMRX)
Accumulated Value							10,000									11,638								13,914								16,735						18,335						19,344					25,564				20,630				24,237			30,387	31,884
C000114883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class N Shares/JDMNX)
Accumulated Value							10,000									11,725								14,122								17,113						18,890						20,079					26,734				21,735				25,724			32,493	34,348
C000077739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class I Shares/JMGRX)
Accumulated Value							10,000									11,715								14,096								17,066						18,820						19,987					26,587				21,598				25,535			32,221	34,027
C000083535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class D Shares/JANEX)
Accumulated Value							10,000									11,706								14,080								17,035						18,776						19,931					26,501				21,518				25,434			32,085	33,874
C000077738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,595								13,819								16,574						18,106						19,049					25,106				20,222				23,699			29,651	31,020
C000077737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									11,001								13,189								15,911						17,483						18,498					24,518				19,843				23,380			29,398	30,935
C000077752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									9,418								10,792								12,692						11,959						15,617					18,381				16,176				18,250			23,047	21,498
C000077753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									9,914								11,278								13,163						12,314						15,963					18,658				16,311				18,267			22,895	21,200
C000083538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)
Accumulated Value							10,000									10,012								11,496								13,544						12,781						16,720					19,714				17,381				19,641			24,850	23,226
C000077754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)
Accumulated Value							10,000									10,019								11,511								13,570						12,815						16,773					19,786				17,451				19,730			24,971	23,342
C000198286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)
Accumulated Value				$ 10,000								$ 10,897									$ 10,298								$ 13,488							$ 15,923						$ 14,059					$ 15,909				$ 20,155				$ 18,860
C000077755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)
Accumulated Value							10,000									9,977								11,417								13,403						12,603						16,423					19,294				16,948				19,082			24,052	22,393
C000028956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)
Accumulated Value							10,000									10,004								11,476								13,508						12,737						16,643					19,602				17,266				19,494			24,637	23,001
C000077601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)
Accumulated Value							10,000									11,164								12,090								13,045						15,298						14,921					18,276				13,862				14,026			17,690	17,392
C000077600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)
Accumulated Value							10,000									11,135								12,020								12,928						15,108						14,702					17,940				13,568				13,706			17,224	16,886
C000198287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)
Accumulated Value				10,000								10,017									11,772								11,502							14,124						10,743					10,899				13,765				13,573
C000077599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)
Accumulated Value							10,000									11,183								12,121								13,116						15,399						15,043					18,437				14,004				14,203			17,920	17,643
C000083540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)
Accumulated Value							10,000									11,178								12,101								13,067						15,328						14,962					18,342				13,931				14,106			17,795	17,508
C000077598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,069								11,882								12,714						14,773						14,280					17,327				13,028				13,075			16,327	15,916
C000077597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,423									10,511								11,369								12,251						14,348						13,986					17,107				12,969				13,109			16,502	16,219
C000077618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,425									10,495								12,807								15,850						17,082						22,995					29,830				19,688				25,588			36,440	43,843
C000077619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									11,072								13,424								16,519						17,694						23,652					30,484				19,988				25,799			36,491	43,620
C000177054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class D Shares/JFRDX)
Accumulated Value						10,000							11,671									14,479								15,642							21,098						27,428					18,140				23,624				33,706			40,643
C000077620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class I Shares/JCAPX)
Accumulated Value							10,000									11,167								13,671								16,978						18,347						24,763					32,210				21,310				27,767			39,641	47,812
C000114888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class N Shares/JFRNX)
Accumulated Value							10,000									11,173								13,686								17,007						18,393						24,841					32,329				21,410				27,915			39,881	48,142
C000077621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class R Shares/JDCRX)
Accumulated Value							10,000									11,088								13,485								16,632						17,856						23,936					30,927				20,332				26,319			37,317	44,711
C000077622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class S Shares/JARTX)
Accumulated Value							10,000									11,115								13,553								16,756						18,037						24,243					31,395				20,685				26,847			38,171	45,846
C000077623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Forty Fund (Class T Shares/JACTX)
Accumulated Value							10,000									11,143								13,619								16,882						18,222						24,547					31,878				21,057				27,400			39,051	47,032
C000183900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)
Accumulated Value							10,000									10,780								12,454								12,225						12,098						11,742					14,015				12,206				14,381			17,431	20,479
C000183899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)
Accumulated Value							10,000									10,763								12,420								12,152						11,993						11,597					13,801				11,982				14,076			17,017	19,933
C000183897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)
Accumulated Value							10,000									10,807								12,533								12,328						12,227						11,896					14,218				12,411				14,667			17,821	20,962
C000183896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)
Accumulated Value							10,000									10,806								12,525								12,315						12,206						11,867					14,172				12,362				14,597			17,719	20,822
C000183895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)
Accumulated Value							10,000									10,780								12,469								12,230						12,100						11,747					14,029				12,223				14,409			17,504	20,550
C000183894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									10,703								12,282								11,943						11,719						11,260					13,348				11,530				13,471			16,203	18,897
C000183893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,420									10,155								11,741								11,491						11,350						11,012					13,114				11,403				13,404			16,231	19,016
C000183903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%
Accumulated Value							9,426									9,283								10,444								9,625						8,605						10,931					14,244				10,429				13,086			16,691	20,163
C000183904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge
Accumulated Value							10,000									9,770								10,905								9,977						8,854						11,166					14,437				10,487				13,061			16,537	19,828
C000183905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class D Shares/HFEDX)
Accumulated Value							10,000									9,849								11,080								10,230						9,167						11,667					15,234				11,173				14,047			17,954	21,732
C000183906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class I Shares/HFEIX)
Accumulated Value							10,000									9,873								11,134								10,288						9,228						11,752					15,352				11,271				14,178			18,126	21,949
C000183907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class N Shares/HFERX)
Accumulated Value							10,000									9,870								11,120								10,282						9,228						11,766					15,381				11,299				14,222			18,194	22,053
C000183909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class S Shares/HFESX)
Accumulated Value							10,000									9,835								11,049								10,176						9,113						11,573					15,117				11,090				13,913			17,727	21,401
C000183910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson European Focus Fund (Class T Shares/HFETX)
Accumulated Value							10,000									9,849								11,083								10,220						9,154						11,643					15,184				11,126				13,971			17,835	21,565
C000219907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)
Accumulated Value			$ 10,000							$ 11,180									$ 14,201								$ 10,492							$ 12,389						$ 16,514						$ 18,443
C000219906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)
Accumulated Value			10,000							11,170									14,191								10,504							12,415						16,574						18,530
C000225293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)
Accumulated Value		$ 10,000									$ 10,803									$ 8,024								$ 9,485							$ 12,644						$ 14,121
C000219908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)
Accumulated Value			10,000							11,190									14,245								10,551							12,484						16,682						18,674
C000219912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)
Accumulated Value			10,000							11,190									14,239								10,541							12,450						16,610						18,583
C000219910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)
Accumulated Value			10,000							11,180									14,215								10,516							12,426						16,575						18,538
C000219911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge
Accumulated Value			10,000							11,160									14,163								10,510							12,403						16,501						18,381
C000219909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%
Accumulated Value			9,425							10,537									13,387								9,900							11,680						15,551						17,341
C000240132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)
Accumulated Value	$ 10,000								$ 10,130					$ 9,975				$ 11,563					$ 12,357			$ 12,292					$ 14,162
C000240130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)
Accumulated Value	10,000								10,130					9,981				11,578					12,371			12,320					14,201
C000240131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)
Accumulated Value	10,000								10,130					9,982				11,579					12,372			12,320					14,194
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000									10,519								10,527								10,399						11,470						12,271					12,161				10,385				10,452			11,661	11,998
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value							10,000									11,543								13,691								16,143						16,830						19,380					25,194				21,296				25,900			35,315	41,530
Standard Poors500 Index C000177052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value						10,000							11,135									13,129								13,687							15,761						20,490					17,320				21,064				28,721			33,775
Standard Poors500 Index C000114870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value					10,000			10,206									12,034								12,546								14,447						18,782						15,876					19,308				26,327				30,959
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Accumulated Value							10,000									11,493								13,624								16,044						16,665						19,334					25,321				20,962				25,404			34,468	40,586
Russell 1000 Index C000177053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Accumulated Value						10,000							11,118									13,093								13,600							15,778						20,664					17,106				20,732				28,129			33,121
MSCI All Country World IndexSM C000114874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World IndexSM
Accumulated Value					10,000			10,197									11,194								11,348								12,533						15,972						12,672					15,308				20,169				23,652
MSCI All Country World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World IndexSM
Accumulated Value							10,000									11,196								13,284								14,582						14,783						16,327					20,806				16,508				19,942			26,274	30,811
Standard Poors500 Index C000114875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value					10,000			10,206									12,034								12,546								14,447						18,782						15,876					19,308				26,327				30,959
MSCI All Country World ex USA IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World ex-USA IndexSM
Accumulated Value							10,000									10,926								13,068								13,298						13,135						13,529					16,765				12,546				15,104			18,933	22,047
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000® Index
Accumulated Value							10,000									11,496								13,647								16,046						16,514						18,992					25,045				20,630				24,852			33,598	39,447
MSCI World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value							10,000									11,136								13,159								14,637						14,905						16,456					21,199				17,037				20,777			27,514	32,260
MSCI World IndexSM C000114882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value					10,000			10,201									11,347								11,554								12,757						16,433						13,207					16,106				21,329				25,008
MSCI World IndexSM C000198286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value				10,000								9,857									10,037								11,081							14,275						11,473					13,991				18,528				21,724
MSCI World IndexSM C000198287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value				10,000								9,857									10,037								11,081							14,275						11,473					13,991				18,528				21,724
Russell 1000 Index C000177054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Accumulated Value						10,000							11,118									13,093								13,600							15,778						20,664					17,106				20,732				28,129			33,121
MSCI Europe IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI Europe IndexSM
Accumulated Value							10,000									10,249								12,534								12,496						12,403						12,305					15,659				11,775				15,172			19,001	21,866
MSCI World IndexSM C000219909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value			$ 10,000							$ 10,838									$ 13,961								$ 11,220							$ 13,683						$ 18,121						$ 21,246
MSCI World IndexSM C000219911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
MSCI World IndexSM C000219907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
MSCI World IndexSM C000225293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Accumulated Value		$ 10,000									$ 11,212									$ 9,011								$ 10,989							$ 14,552						$ 17,062
MSCI World IndexSM C000219908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
MSCI World IndexSM C000219912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
MSCI World IndexSM C000219906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
MSCI World IndexSM C000219910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World IndexSM
Russell 1000 Index S000079202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Index
Accumulated Value	10,000								10,804					11,362				14,031					15,415			15,128					18,151
Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Balanced Index
Accumulated Value							10,000									11,092								12,197								13,298						14,284						16,013					18,471				15,739				17,620			22,034	24,606
MSCI All Country World Information Technology IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Information Technology IndexSM
Accumulated Value							10,000									12,287								15,973								19,621						20,862						30,207					39,348				28,871				39,231			58,199	74,545
MSCI All Country World Information Technology IndexSM C000177052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Information Technology IndexSM
Accumulated Value						10,000							12,334									15,152								16,110							23,326						30,385					22,295				30,295				44,942			57,565
S And P 500 Dividend Aristocrats Index C000114870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Dividend Aristocrats Index
Accumulated Value					10,000			10,245									11,812								12,983								13,454						16,927						15,626					17,757				21,963				21,724
S And P 500 Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Dividend Aristocrats Index
Accumulated Value							10,000									11,978								13,433								15,489						17,023						17,641					22,195				20,489				23,284			28,798	28,484
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Growth Index
Accumulated Value							10,000									11,376								13,872								17,520						18,169						24,989					31,815				24,628				31,455			44,726	56,146
Standard Poors500 Index Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value							10,000									11,543								13,691								16,143						16,830						19,380					25,194				21,296				25,900			35,315	41,530
Russell 1000 Growth Index C000177053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Growth Index
Accumulated Value						10,000							11,601									14,652								15,195							20,898						26,607					20,596				26,306				37,405			46,955
Standard Poors500 Index Additional C000177053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value						10,000							11,135									13,129								13,687							15,761						20,490					17,320				21,064				28,721			33,775
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500™ Growth Index
Accumulated Value							10,000									11,102								13,330								16,413						15,738						19,416					25,625				18,093				20,012			25,056	28,217
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000® Growth Index
Accumulated Value							10,000									11,212								13,565								16,422						14,840						17,172					22,885				16,186				17,738			22,644	25,714
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000® Index
Accumulated Value							10,000									11,547								13,942								16,066						14,638						14,695					21,701				16,602				18,085			22,924	25,391
MSCI All Country World IndexSM Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World IndexSM
Accumulated Value							10,000									11,196								13,284								14,582						14,783						16,327					20,806				16,508				19,942			26,274	30,811
MSCI All Country World IndexSM Additional C000114882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World IndexSM
Accumulated Value					$ 10,000			$ 10,197									$ 11,194								$ 11,348								$ 12,533						$ 15,972						$ 12,672					$ 15,308				$ 20,169				$ 23,652
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell Midcap® Growth Index
Accumulated Value							10,000									11,124								13,106								15,872						16,698						20,577					26,843				18,925				22,230			28,751	35,084
MSCI World Health Care IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Health Care IndexSM
Accumulated Value							10,000									10,533								11,840								13,518						13,271						16,033					19,017				17,155				19,022			22,985	21,146
MSCI World Health Care IndexSM C000198286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI World Health Care IndexSM
Accumulated Value				10,000								10,369									10,180								12,298							14,588						13,159					14,591				17,632				16,221
Standard Poors500 Index C000198286 Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value				10,000								10,281									10,718								12,342							16,045						13,562					16,494				22,490				26,448
FTSE EPRA Nareit Global Net Index C000198287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Global Net Index
Accumulated Value				10,000								9,652									10,872								8,982							11,324						8,718					8,872				11,338				11,321
FTSE EPRA Nareit Global Index C000198287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Global Index
Accumulated Value				$ 10,000								$ 9,713									$ 11,040								$ 9,202							$ 11,699						$ 9,081					$ 9,334				$ 12,046				$ 12,150
FTSE EPRA Nareit Global Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Global Net Index
Accumulated Value							10,000									11,548								11,955								12,203						13,744						11,355					14,316				11,021				11,215			14,333	14,312
FTSE EPRA Nareit Global Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															FTSE EPRA Nareit Global Index
Accumulated Value							10,000									11,643								12,159								12,518						14,228						11,859					15,077				11,703				12,028			15,524	15,658
Russell 1000 Growth Index C000177054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Growth Index
Accumulated Value						10,000							11,601									14,652								15,195							20,898						26,607					20,596				26,306				37,405			46,955
Standard Poors500 Index C000177054 Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value						$ 10,000							$ 11,135									$ 13,129								$ 13,687							$ 15,761						$ 20,490					$ 17,320				$ 21,064				$ 28,721			$ 33,775
Eighty Five MSCI ACWI ex US High Div Yld 15 MSCI USA High Div Yld Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index
Accumulated Value							$ 10,000									$ 10,960								$ 12,802								$ 13,227						$ 13,495						$ 12,323					$ 15,099				$ 12,800				$ 15,958			$ 19,921	$ 22,341
Russell 1000 Value Index S000079202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Value Index
Accumulated Value	10,000								10,239					10,319				12,314					13,183			13,198					14,428
S And P 500 Dividend Aristocrats Index S000079202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Dividend Aristocrats Index
Accumulated Value	$ 10,000								$ 10,235					$ 10,064				$ 11,675					$ 12,448			$ 12,047					$ 12,312